Note 12 Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Financial assets and liabilities designated at fair value through profit or loss [Line Items]
Debt securities at fair value through profit or loss	€ 836	€ 955	€ 913
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently	934	717	700
Debt securities at fair value through profit or loss	4,597	3,977	3,288
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	9,420	8,605	6,592
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	€ 14,952	€ 13,299	€ 10,580

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).